Hedge Accounting - Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item (Detail) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	R$ 148,461,000,000	R$ 215,277,000,000
Hedge instruments, fair value adjustments	3,013,000,000	3,060,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	39,136,000,000	103,407,000,000
Hedge instruments, fair value adjustments	86,000,000	158,000,000
Hedge instruments, Book Value	39,142,000,000	103,407,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	3,508,000,000	1,314,000,000
Hedge instruments, fair value adjustments	185,000,000	(105,000,000)
Hedge instruments, Book Value	3,508,000,000	1,314,000,000
Hedge of assets transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	8,213,000,000	5,743,000,000
Hedge instruments, fair value adjustments	(409,000,000)	66,000,000
Hedge instruments, Book Value	8,621,000,000	5,673,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	39,962,000,000	31,417,000,000
Hedge instruments, fair value adjustments	50,000,000	(11,000,000)
Hedge instruments, Book Value	40,526,000,000	29,533,000,000
Hedge of assets denominated in UF [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	14,683,000,000	16,677,000,000
Hedge instruments, fair value adjustments	(127,000,000)	(1,000,000)
Hedge instruments, Book Value	14,558,000,000	16,674,000,000
Hedge of fair value through other comprehensive income [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	3,220,000,000	10,383,000,000
Hedge instruments, fair value adjustments	206,000,000	(226,000,000)
Hedge instruments, Book Value	3,187,000,000	10,192,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	13,888,000,000	24,619,000,000
Hedge instruments, fair value adjustments	3,407,000,000	2,208,000,000
Hedge instruments, Book Value	9,646,000,000	15,277,000,000
Fair value hedge [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	23,161,000,000	29,788,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	11,051,000,000	10,200,000,000
Hedge instruments, fair value adjustments	(388,000,000)	1,390,000,000
Hedge instruments, Book Value	11,051,000,000	10,200,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	8,890,000,000	9,205,000,000
Hedge instruments, fair value adjustments	(28,000,000)	(423,000,000)
Hedge instruments, Book Value	8,890,000,000	9,205,000,000
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	111,412,000,000	160,870,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	5,779,000,000	1,996,000,000
Hedge instruments, fair value adjustments	30,000,000	(11,000,000)
Hedge instruments, Book Value	5,749,000,000	2,007,000,000
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	131,000,000	316,000,000
Hedge instruments, fair value adjustments	1,000,000	15,000,000
Hedge instruments, Book Value	R$ 131,000,000	R$ 327,000,000